Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases
Schedule of Supplemental balance sheet information related to operating leases
	December 31,	December 31,
	2023	2022
Right-of-use assets, net	$1,232,323	$1,417,088

Operating lease liabilities - current	163,343	161,480
Operating lease liabilities - non-current	1,073,205	1,259,958
Total operating lease liabilities	$1,236,548	$1,421,438

Schedule of weighted average remaining lease terms and discount rates
	December 31, 2023	December 31, 2022
Weighted average remaining lease term (years)	7.77	8.74
Weighted average discount rate	4.50%	4.50%

Schedule of maturities of lease liabilities
Twelve months ending December 31,
2024	$212,508
2025	187,155
2026	174,479
2027	174,479
2028	174,479
Thereafter	523,438
Total future minimum lease payments	1,446,538
Less: imputed interest	209,990
Total	$1,236,548